Note Payable (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Numbers	Dec. 31, 2015 USD ($) Numbers	Dec. 31, 2014 USD ($)	Sep. 15, 2013 USD ($)
Note Payable (Textual)
Note payable	$ 144,353	$ 181,892
Notes payable current	75,199	75,199	7,941
Notes payable - long term portion	69,155	$ 106,693
Note payable monthly principal payment amount due	$ 6,267
Number of kegs | Numbers	4,300	60,000
Monthly principal obligation		$ 6,267
Monthly obligations				$ 7,941